Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,343,000
Previously Paid Amount	0.00
Total Fee Amount	323.57
Total Offset Amount	0.00
Net Fee	323.57
Narrative - Max Aggregate Offering Price	$ 2,343,000
Final Prospectus	true